Supplemental information - Outstanding Risk Management Positions (Details)	12 Months Ended
Dec. 31, 2024 $ / Mcf item € / Mcf $ / Mcf $ / bbl $ / shares shares
Dated Brent, Q1 2025
Statement [Line Items]
Currency	USD
Derivatives, daily sold swap volume	4,000
Derivative, weighted average sold swap price | $ / Mcf	73.25
WTI, Q1 2025
Statement [Line Items]
Currency	USD
Derivatives, daily sold swap volume	8,000
Derivative, weighted average sold swap price | $ / bbl	73.11
WTI, Q2 2025
Statement [Line Items]
Currency	USD
Derivatives, daily sold swap volume	3,000
Derivative, weighted average sold swap price | $ / bbl	68.72
AECO, Q1 2025
Statement [Line Items]
Currency	CAD
Derivative, daily bought put volume	4,739
Derivative, weighted average bought put | $ / Mcf	3.17
Derivative, daily sold call volume	4,739
Derivative, weighted average sold call | $ / Mcf	4.22
Derivatives, daily sold swap volume	23,695
Derivative, weighted average sold swap price | $ / Mcf	3.89
AECO, Q2 2025
Statement [Line Items]
Currency	CAD
Derivative, daily bought put volume	4,739
Derivative, weighted average bought put | $ / Mcf	3.17
Derivative, daily sold call volume	4,739
Derivative, weighted average sold call | $ / Mcf	4.22
Derivatives, daily sold swap volume	23,695
Derivative, weighted average sold swap price | $ / Mcf	3.89
AECO, Q3 2025
Statement [Line Items]
Currency	CAD
Derivative, daily bought put volume	4,739
Derivative, weighted average bought put | $ / Mcf	3.17
Derivative, daily sold call volume	4,739
Derivative, weighted average sold call | $ / Mcf	4.22
Derivatives, daily sold swap volume	23,695
Derivative, weighted average sold swap price | $ / Mcf	3.89
AECO, Q4 2025
Statement [Line Items]
Currency	CAD
Derivative, daily bought put volume	4,739
Derivative, weighted average bought put | $ / Mcf	3.17
Derivative, daily sold call volume	4,739
Derivative, weighted average sold call | $ / Mcf	4.22
Derivatives, daily sold swap volume	39,407
Derivative, weighted average sold swap price | $ / Mcf	3.55
AECO, Q1 2026
Statement [Line Items]
Currency	CAD
Derivative, daily bought put volume	4,739
Derivative, weighted average bought put | $ / Mcf	3.17
Derivative, daily sold call volume	4,739
Derivative, weighted average sold call | $ / Mcf	4.22
Derivatives, daily sold swap volume	47,391
Derivative, weighted average sold swap price | $ / Mcf	3.46
AECO, Q2 2026
Statement [Line Items]
Currency	CAD
Derivative, daily bought put volume	4,739
Derivative, weighted average bought put | $ / Mcf	3.17
Derivative, daily sold call volume	4,739
Derivative, weighted average sold call | $ / Mcf	4.22
Derivatives, daily sold swap volume	47,391
Derivative, weighted average sold swap price | $ / Mcf	3.46
AECO, Q3 2026
Statement [Line Items]
Currency	CAD
Derivative, daily bought put volume	4,739
Derivative, weighted average bought put | $ / Mcf	3.17
Derivative, daily sold call volume	4,739
Derivative, weighted average sold call | $ / Mcf	4.22
Derivatives, daily sold swap volume	47,391
Derivative, weighted average sold swap price | $ / Mcf	3.46
AECO, Q4 2026
Statement [Line Items]
Currency	CAD
Derivative, daily bought put volume	4,739
Derivative, weighted average bought put | $ / Mcf	3.17
Derivative, daily sold call volume	4,739
Derivative, weighted average sold call | $ / Mcf	4.22
Derivatives, daily sold swap volume	47,391
Derivative, weighted average sold swap price | $ / Mcf	3.46
AECO, Q1 2027
Statement [Line Items]
Currency	CAD
Derivatives, daily sold swap volume	23,695
Derivative, weighted average sold swap price | $ / Mcf	3.03
AECO, Q2 2027
Statement [Line Items]
Currency	CAD
Derivatives, daily sold swap volume	23,695
Derivative, weighted average sold swap price | $ / Mcf	3.03
AECO, Q3 2027
Statement [Line Items]
Currency	CAD
Derivatives, daily sold swap volume	23,695
Derivative, weighted average sold swap price | $ / Mcf	3.03
AECO, Q4 2027
Statement [Line Items]
Currency	CAD
Derivatives, daily sold swap volume	23,695
Derivative, weighted average sold swap price | $ / Mcf	3.03
AECO Basis, Q1 2025
Statement [Line Items]
Currency	USD
Derivatives, daily sold swap volume	10,000
Derivative, weighted average sold swap price | $ / Mcf	(1.15)
AECO Basis, Q2 2025
Statement [Line Items]
Currency	USD
Derivatives, daily sold swap volume	10,000
Derivative, weighted average sold swap price | $ / Mcf	(1.15)
AECO Basis, Q3 2025
Statement [Line Items]
Currency	USD
Derivatives, daily sold swap volume	10,000
Derivative, weighted average sold swap price | $ / Mcf	(1.15)
AECO Basis, Q4 2025
Statement [Line Items]
Currency	USD
Derivatives, daily sold swap volume	10,000
Derivative, weighted average sold swap price | $ / Mcf	(1.15)
NYMEX Henry Hub, Q1 2025
Statement [Line Items]
Currency	USD
Derivative, daily bought put volume	24,000
Derivative, weighted average bought put | $ / Mcf	3.5
Derivative, daily sold call volume	24,000
Derivative, weighted average sold call | $ / Mcf	4.49
Derivatives, daily sold swap volume	10,000
Derivative, weighted average sold swap price | $ / Mcf	3.2
NYMEX Henry Hub, Q2 2025
Statement [Line Items]
Currency	USD
Derivative, daily bought put volume	24,000
Derivative, weighted average bought put | $ / Mcf	3.5
Derivative, daily sold call volume	24,000
Derivative, weighted average sold call | $ / Mcf	4.49
Derivatives, daily sold swap volume	10,000
Derivative, weighted average sold swap price | $ / Mcf	3.2
NYMEX Henry Hub, Q3 2025
Statement [Line Items]
Currency	USD
Derivative, daily bought put volume	24,000
Derivative, weighted average bought put | $ / Mcf	3.5
Derivative, daily sold call volume	24,000
Derivative, weighted average sold call | $ / Mcf	4.49
Derivatives, daily sold swap volume	10,000
Derivative, weighted average sold swap price | $ / Mcf	3.2
NYMEX Henry Hub, Q4 2025
Statement [Line Items]
Currency	USD
Derivative, daily bought put volume	24,000
Derivative, weighted average bought put | $ / Mcf	3.5
Derivative, daily sold call volume	24,000
Derivative, weighted average sold call | $ / Mcf	4.49
Derivatives, daily sold swap volume	10,000
Derivative, weighted average sold swap price | $ / Mcf	3.2
NYMEX Henry Hub, Q1 2026
Statement [Line Items]
Currency	USD
Derivative, daily bought put volume	24,000
Derivative, weighted average bought put | $ / Mcf	3.5
Derivative, daily sold call volume	24,000
Derivative, weighted average sold call | $ / Mcf	4.49
NYMEX Henry Hub, Q2 2026
Statement [Line Items]
Currency	USD
Derivative, daily bought put volume	24,000
Derivative, weighted average bought put | $ / Mcf	3.5
Derivative, daily sold call volume	24,000
Derivative, weighted average sold call | $ / Mcf	4.49
NYMEX Henry Hub, Q3 2026
Statement [Line Items]
Currency	USD
Derivative, daily bought put volume	24,000
Derivative, weighted average bought put | $ / Mcf	3.5
Derivative, daily sold call volume	24,000
Derivative, weighted average sold call | $ / Mcf	4.49
NYMEX Henry Hub, Q4 2026
Statement [Line Items]
Currency	USD
Derivative, daily bought put volume	24,000
Derivative, weighted average bought put | $ / Mcf	3.5
Derivative, daily sold call volume	24,000
Derivative, weighted average sold call | $ / Mcf	4.49
NYMEX Henry Hub, Q1 2027
Statement [Line Items]
Currency	CAD
Derivatives, daily sold swap volume	24,000
Derivative, weighted average sold swap price | $ / Mcf	3.76
NYMEX Henry Hub, Q2 2027
Statement [Line Items]
Currency	CAD
Derivatives, daily sold swap volume	24,000
Derivative, weighted average sold swap price | $ / Mcf	3.76
NYMEX Henry Hub, Q3 2027
Statement [Line Items]
Currency	CAD
Derivatives, daily sold swap volume	24,000
Derivative, weighted average sold swap price | $ / Mcf	3.76
NYMEX Henry Hub, Q4 2027
Statement [Line Items]
Currency	CAD
Derivatives, daily sold swap volume	24,000
Derivative, weighted average sold swap price | $ / Mcf	3.76
TTF, Q1 2025
Statement [Line Items]
Currency	EUR
Derivative, daily bought put volume	19,654
Derivative, weighted average bought put | € / Mcf	10.21
Derivative, daily sold call volume	19,654
Derivative, weighted average sold call | € / Mcf	14.93
Derivative, daily sold put volume	13,512
Derivative, weighted average sold put | € / Mcf	4.69
Derivatives, daily sold swap volume	39,308
Derivative, weighted average sold swap price | € / Mcf	14.52
TTF, Q2 2025
Statement [Line Items]
Currency	EUR
Derivative, daily bought put volume	22,111
Derivative, weighted average bought put | € / Mcf	8.31
Derivative, daily sold call volume	22,111
Derivative, weighted average sold call | € / Mcf	12.88
Derivative, daily sold put volume	22,111
Derivative, weighted average sold put | € / Mcf	4.01
Derivatives, daily sold swap volume	24,567
Derivative, weighted average sold swap price | € / Mcf	12.99
TTF, Q3 2025
Statement [Line Items]
Currency	EUR
Derivative, daily bought put volume	22,111
Derivative, weighted average bought put | € / Mcf	8.31
Derivative, daily sold call volume	22,111
Derivative, weighted average sold call | € / Mcf	12.88
Derivative, daily sold put volume	22,111
Derivative, weighted average sold put | € / Mcf	4.01
Derivatives, daily sold swap volume	24,567
Derivative, weighted average sold swap price | € / Mcf	12.99
TTF, Q4 2025
Statement [Line Items]
Currency	EUR
Derivative, daily bought put volume	31,938
Derivative, weighted average bought put | € / Mcf	8.05
Derivative, daily sold call volume	31,938
Derivative, weighted average sold call | € / Mcf	12.5
Derivative, daily sold put volume	31,938
Derivative, weighted average sold put | € / Mcf	3.67
Derivatives, daily sold swap volume	20,882
Derivative, weighted average sold swap price | € / Mcf	11.87
TTF, Q1 2026
Statement [Line Items]
Currency	EUR
Derivative, daily bought put volume	24,567
Derivative, weighted average bought put | € / Mcf	7.39
Derivative, daily sold call volume	24,567
Derivative, weighted average sold call | € / Mcf	11.66
Derivative, daily sold put volume	24,567
Derivative, weighted average sold put | € / Mcf	3.02
Derivatives, daily sold swap volume	20,882
Derivative, weighted average sold swap price | € / Mcf	11.87
TTF, Q2 2026
Statement [Line Items]
Currency	EUR
Derivative, daily bought put volume	24,567
Derivative, weighted average bought put | € / Mcf	7.39
Derivative, daily sold call volume	24,567
Derivative, weighted average sold call | € / Mcf	11.66
Derivative, daily sold put volume	24,567
Derivative, weighted average sold put | € / Mcf	3.02
Derivatives, daily sold swap volume	18,426
Derivative, weighted average sold swap price | € / Mcf	9.6
TTF, Q3 2026
Statement [Line Items]
Currency	EUR
Derivative, daily bought put volume	24,567
Derivative, weighted average bought put | € / Mcf	7.39
Derivative, daily sold call volume	24,567
Derivative, weighted average sold call | € / Mcf	11.66
Derivative, daily sold put volume	24,567
Derivative, weighted average sold put | € / Mcf	3.02
Derivatives, daily sold swap volume	18,426
Derivative, weighted average sold swap price | € / Mcf	9.6
TTF, Q4 2026
Statement [Line Items]
Currency	EUR
Derivative, daily bought put volume	28,253
Derivative, weighted average bought put | € / Mcf	7.43
Derivative, daily sold call volume	28,253
Derivative, weighted average sold call | € / Mcf	11.66
Derivative, daily sold put volume	28,253
Derivative, weighted average sold put | € / Mcf	2.93
Derivatives, daily sold swap volume	4,913
Derivative, weighted average sold swap price | € / Mcf	8.54
TTF, Q1 2027
Statement [Line Items]
Currency	EUR
Derivative, daily bought put volume	28,253
Derivative, weighted average bought put | € / Mcf	7.43
Derivative, daily sold call volume	28,253
Derivative, weighted average sold call | € / Mcf	11.66
Derivative, daily sold put volume	28,253
Derivative, weighted average sold put | € / Mcf	2.93
Derivatives, daily sold swap volume	4,913
Derivative, weighted average sold swap price | € / Mcf	8.54
THE, Q1 2025
Statement [Line Items]
Currency	EUR
Derivatives, daily sold swap volume	2,457
Derivative, weighted average sold swap price | € / Mcf	14.95
THE, Q2 2025
Statement [Line Items]
Currency	EUR
Derivatives, daily sold swap volume	2,457
Derivative, weighted average sold swap price | € / Mcf	14.95
THE, Q3 2025
Statement [Line Items]
Currency	EUR
Derivatives, daily sold swap volume	2,457
Derivative, weighted average sold swap price | € / Mcf	14.95
Swap, Jan 2020 - Apr 2025 | VET Equity Swaps
Statement [Line Items]
Derivative interest maturity period	Jan 2020 - Apr 2025
Initial Share Price | $ / shares	$ 20.9788
Share Volume | shares	2,250,000
Swap, Jan 2020 - Jul 2025 | VET Equity Swaps
Statement [Line Items]
Derivative interest maturity period	Jan 2020 - Jul 2025
Initial Share Price | $ / shares	$ 22.4587
Share Volume | shares	1,500,000